Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2022 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of internet products and related services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet products and related services, sale of AI products
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Provision of internet products and related services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of AI and other services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company (continued):
Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of internet products and related services
Multicloud Limited	July 20, 2017	Hong Kong	100%	Provision of internet products and related services
Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of internet products and related services
Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of internet products and related services, sale of AI products
Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	40.0%	Provision of internet products and related services
Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of internet products and related services
VIEs:
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services

(i)
Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs and subsidiaries of VIEs

The assets and liabilities of the VIEs and subsidiaries of VIEs are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Cash and cash equivalents	37,496	221,732	32,148
Restricted cash	144	—	—
Short-term investments	120,197	63,035	9,139
Accounts receivable, net	12,462	14,050	2,037
Prepayments and other current assets, net	21,906	28,364	4,112
Due from related parties, net (i)	761,270	762,835	110,601
Total current assets	953,475	1,090,016	158,037
Property and equipment, net	25,515	19,008	2,756
Operating lease right-of-use assets	3,529	2,837	411
Intangible assets, net	5,097	4,077	591
Long-term investments	272,169	288,826	41,876
Other non-current assets	45,990	43,836	6,356
Deferred tax assets	1,180	4,435	643
Total non-current assets	353,480	363,019	52,633
Total assets	1,306,955	1,453,035	210,670
Accounts payable	7,205	15,911	2,307
Accrued expenses and other current liabilities	147,097	195,917	28,405
Due to related parties (i)	1,053,536	1,157,428	167,811
Income tax payable	751	738	107
Total current liabilities	1,208,589	1,369,994	198,630
Deferred tax liabilities	—	—	—
Other non-current liabilities	7,947	2,339	339
Total non-current liabilities	7,947	2,339	339
Total liabilities	1,216,536	1,372,333	198,969
(i)
The balances due from and due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due from and due to subsidiaries of the Group. As of December 31, 2021, and 2022, amounts due from subsidiaries of the Group were RMB706,646 and RMB737,129 (US$106,874), respectively, while amounts due to subsidiaries of the Group were RMB1,024,511 and RMB1,143,148 (US$165,741), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs and subsidiaries of VIEs

The financial performance and cash flows of the VIEs and subsidiaries of VIEs are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	659,626	320,942	344,288	49,917
Cost of revenues	194,103	205,955	224,726	32,582
Net (loss) income	(8,825)	(8,489)	3,792	550
Net cash (used in) provided by operating activities	(36,196)	209,357	154,403	22,386
Net cash provided by (used in) investing activities	21,168	(255,027)	(98,598)	(14,295)
Net cash provided by financing activities	—	91,093	128,461	18,625
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(53)	(35,987)	868	126